March 31, 1999

Dear Fellow Shareholder,

     Thank you for your confidence and investment in the AVALON CAPITAL APPRECIATION FUND. We are proud to announce the results of operations for the period ending March 31, 1999.

     THE AVALON CAPITAL APPRECIATION FUND, which started investing on November 2, 1998, has an SEC average annual total return of -3.81% from the Fund's commencement of operations through March 31, 1999. This year from January 1st to March 31st, the AVALON CAPITAL APPRECIATION FUND was down -6.42%, while the S&P 500 was up 4.65%.

     During this time, stocks of small and mid-cap value have been out of favor. Thus, generating above average results have been difficult. However, our portfolio is well-structured and our long positions are all "deep value" and undervalued stocks. Over time, stocks with similar characteristics have provided investors with outstanding returns with less market risk. During the current market environment however, it is the internet providers and large cap growth stocks that are getting all the attention, as well as huge returns. As the market breadth broadens, our undervalued holdings will participate in a more significant manner. Patience truly is a virtue when it comes to investing in undervalued equities.

     Your management company is currently working on ways to improve the overall performance of the fund. We are hopeful that in the second quarter of 1999 several changes will be made to identify more of the types of securities that are generating today's market performance and position our fund to take advantage of these trends.

     We are grateful to be able to serve you and hope the AVALON CAPITAL APPRECIATION FUND will meet your investment objectives. We are happy to have you as an investor, as we work hard to produce confidence in our fund and its performance over the long term.

     For those of you who would like to invest, there is no time like the present to get involved. If you have any questions, or would like more information, please call your investment representative or call us at 877-228-2566. In the meantime, as always, thank you for your support of the AVALON CAPITAL APPRECIATION FUND.

Sincerely,

/s/ ROBERT BOONE                                 /s/ JOHN GAKENHEIMER
Robert E. Boone, President                       John H. Gakenheimer, Secretary

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

                                                              SHARES     VALUE
                                                              ------    --------
COMMON STOCK -- 90.93%
AEROSPACE -- 4.80%
Boeing Co. .................................................   200      $  6,825
Raytheon Co. -- Class B.....................................   250        14,656
                                                                        --------
                                                                          21,481
                                                                        --------
AGRICULTURAL -- 5.15%
Phillip Morris Co. .........................................   300        10,556
RJR Nabisco Holdings Corp. .................................   500        12,500
                                                                        --------
                                                                          23,056
                                                                        --------
APPAREL -- 2.72%
Florsheim Group, Inc.*......................................   500         2,750
V F Corp. ..................................................   200         9,437
                                                                        --------
                                                                          12,187
                                                                        --------
AUTOMOBILE MANUFACTURERS -- 1.90%
Ford Motor Co. .............................................   150         8,512
                                                                        --------
AUTO PARTS & EQUIPMENT -- 1.43%
Noble International, Ltd.*..................................   600         6,375
                                                                        --------
BANKS -- 11.61%
Astoria Financial Corp. ....................................    75         3,750
Banc One Corp. .............................................   100         5,506
Fleet Financial Group, Inc. ................................   100         3,762
Toronto-Dominion Bank.......................................   300        13,781
Washington Mutual, Inc. ....................................   400        16,350
Wells Fargo & Co. ..........................................   250         8,766
                                                                        --------
                                                                          51,915
                                                                        --------
BROADCASTING -- 1.82%
Fox Entertainment Group, Inc.*..............................   300         8,138
                                                                        --------
COMPUTER SERVICES -- 0.98%
Digital Courier Technologies, Inc.*.........................   800         4,400
                                                                        --------
COMPUTER SYSTEMS -- 6.09%
Compaq Computer Corp. ......................................   300         9,506
International Business Machines Corp. ......................   100        17,725
                                                                        --------
                                                                          27,231
                                                                        --------

                       See notes to financial statements.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

                                                              SHARES     VALUE
                                                              ------    --------
ELECTRONIC EQUIPMENT -- 5.13%
Emerson Electric Co. .......................................   200      $ 10,587
Koninklijke Philips Electronics ADR.........................   150        12,366
                                                                        --------
                                                                          22,953
                                                                        --------
FINANCIAL SERVICES -- 6.34%
Citigroup, Inc. ............................................   200        12,775
Fannie Mae..................................................   225        15,581
                                                                        --------
                                                                          28,356
                                                                        --------
HEALTHCARE SERVICES -- 1.48%
Tenet Healthcare Corp.*.....................................   350         6,628
                                                                        --------
HOME FURNISHINGS -- 0.36%
Pier 1 Imports, Inc. .......................................   200         1,625
                                                                        --------
INSURANCE -- 3.93%
American International Group, Inc. .........................   100        12,063
Hartford Life, Inc. ........................................   100         5,500
                                                                        --------
                                                                          17,563
                                                                        --------
INVESTMENT COMPANIES -- 1.48%
Merrill Lynch & Co. ........................................    75         6,633
                                                                        --------
OFFICE EQUIPMENT -- 6.92%
Pitney Bowes Inc. ..........................................   150         9,563
Xerox Corp. ................................................   400        21,350
                                                                        --------
                                                                          30,913
                                                                        --------
OIL & GAS -- 1.63%
Atlantic Richfield Co. .....................................   100         7,300
                                                                        --------
REAL ESTATE CONSTRUCTION -- 3.66%
Captec Net Lease Realty Inc. ...............................   250         3,250
Newhall Land & Farm.........................................   550        13,131
                                                                        --------
                                                                          16,381
                                                                        --------
RESTAURANT -- RETAIL -- 2.06%
PJ America, Inc.*...........................................   400         9,200
                                                                        --------

                       See notes to financial statements.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

                                                              SHARES     VALUE
                                                              ------    --------
RETAIL STORES -- 7.00%
J.C. Penney Co. ............................................   300      $ 12,150
May Department Stores Co. ..................................   400        15,650
Payless Shoesource, Inc.*...................................    75         3,487
                                                                        --------
                                                                          31,287
                                                                        --------
STEEL -- 1.35%
British Steel ADR...........................................   300         6,056
                                                                        --------
TELECOMMUNICATIONS -- 5.58%
Alpine Group (The), Inc.*...................................   300         3,038
Cisco Systems, Inc.*........................................   200        21,913
                                                                        --------
                                                                          24,951
                                                                        --------
TRANSPORTATION -- 6.32%
Avis Rent A Car, Inc.*......................................   400        11,075
Burlington Northern Santa Fe Corp. .........................   100         3,288
FDX Corp.*..................................................   150        13,922
                                                                        --------
                                                                          28,285
                                                                        --------
UTILITIES -- 1.19%
El Paso Electric Co.*.......................................   700         5,338
                                                                        --------
Total Common Stock (Cost $414,964)..........................             406,764
                                                                        --------

MISCELLANEOUS ASSETS -- 23.56%
Evergreen Money Market Trust (Cost $105,386)................             105,386
                                                                        --------
Total Investments (Cost $520,350) -- 114.49%................             512,150
                                                                        --------
Liabilities in Excess of Other Assets, Net -- (14.49)%......             (64,824)
                                                                        --------
NET ASSETS -- 100.00%.......................................            $447,326
                                                                        ========

* Non-income producing security.
ADR -- American Depository Receipt

                       See notes to financial statements.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999 (UNAUDITED)

ASSETS:
  Investments, at market (identified cost $520,350).........    $512,150
  Receivables:
     Dividends and interest.................................         786
     Fund shares sold.......................................       1,904
                                                                --------
       Total assets.........................................     514,840
                                                                --------
LIABILITIES:
  Payables:
     Investment securities purchased........................      66,038
     Accrued distribution fees..............................       1,080
     Other liabilities......................................         396
                                                                --------
       Total liabilities....................................      67,514
                                                                --------
NET ASSETS..................................................    $447,326
                                                                ========
NET ASSETS CONSIST OF:
  Paid-in capital...........................................    $450,481
  Undistributed net investment income.......................       1,252
  Accumulated realized gain on investments..................       3,793
  Net unrealized loss on investments........................      (8,200)
                                                                --------
Net Assets, for 44,444 shares outstanding...................    $447,326
                                                                ========
Net Asset Value and redemption price per share..............    $  10.06
                                                                ========
Offering price per share ($10.06/0.9525)....................    $  10.56
                                                                ========

                       See notes to financial statements.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 1999* (UNAUDITED)

INVESTMENT INCOME:
  Interest..................................................    $   729
  Dividends.................................................      1,603
                                                                -------
     Total investment income................................      2,332
                                                                -------
EXPENSES:
  Investment advisory fees..................................        472
  Distribution fees.........................................      1,080
  Administration fee........................................      1,368
                                                                -------
  Total expenses before fee waivers.........................      2,920
                                                                -------
     Fees waived by Advisor.................................     (1,840)
                                                                -------
     Total expenses, net....................................      1,080
                                                                -------
  Net investment income.....................................      1,252
                                                                -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments..........................      3,793
  Net change in unrealized depreciation on investments......     (8,200)
                                                                -------
                                                                 (4,407)
                                                                -------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $(3,155)
                                                                =======

* The Avalon Capital Appreciation Fund commenced operations on November 2, 1998.

                       See notes to financial statements.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE PERIOD
                                                                   ENDED
                                                              MARCH 31, 1999*
                                                                (UNAUDITED)
                                                              ---------------
INCREASE IN NET ASSETS
Operations:
  Net investment income.....................................     $  1,252
  Net realized gain on investments..........................        3,793
  Net change in unrealized depreciation on investments......       (8,200)
                                                                 --------
Net decrease in net assets resulting from operations........       (3,155)
                                                                 --------
Increase in net assets from Fund share transactions.........      450,481
                                                                 --------
Increase in net assets......................................      447,326
NET ASSETS:
  Beginning of period.......................................            0
                                                                 --------
  End of period.............................................     $447,326
                                                                 ========

* The Avalon Capital Appreciation Fund commenced operations on November 2, 1998.

                       See notes to financial statements.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Per Share Data (For a Share Outstanding from November 2, 1998 through March 31,
1999)

                                                              FOR THE PERIOD
                                                                   ENDED
                                                              MARCH 31, 1999
                                                                (UNAUDITED)
                                                              ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 10.00
                                                                  -------
INVESTMENT OPERATIONS:
  Net investment income.....................................         0.03
  Net realized and unrealized gain on investments...........         0.03
                                                                  -------
     Total from investment operations.......................         0.06
                                                                  -------
NET ASSET VALUE, END OF PERIOD..............................      $ 10.06
                                                                  -------
TOTAL RETURN................................................         0.60%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................      $   447
  Ratio of expenses to average net assets:
     Before expense reimbursement...........................         2.71%(1)
     After expense reimbursement............................         1.00%(1)
  Ratio of net investment income (loss) to average net
     assets:
     Before expense reimbursement...........................       (0.55)%(1)
     After expense reimbursement............................         1.16%(1)
  Portfolio turnover rate...................................         8.71%

(1) Annualized
* The Avalon Capital Appreciation Fund commenced operations on November 2, 1998.

                       See notes to financial statements.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 1999 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
     The Avalon Fund of Ann Arbor, Inc. (the "Company") was incorporated under the laws of the state of Maryland on March 17, 1998, and consists solely of The Avalon Capital Appreciation Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Fund's investment strategy is long-term growth through capital appreciation. The Fund became effective with the SEC on October 1, 1998 and commenced operations on November 2, 1998.

     The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by Questar Capital Corporation (the "Advisor"). Accordingly, no organization costs have been recorded by the Fund.

     The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation -- Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not rated on the valuation date are valued at the most recent bid prices. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment manager under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

b) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realize capital gains in order to relieve the Fund from all federal income taxes.

c) Distributions to Shareholders -- Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles.

d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ form those estimates.

e) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

2.   CAPITAL SHARE TRANSACTIONS
     Transactions in shares of the Fund for the period ended March 31, 1999 were as follows:

                                                  SHARES      AMOUNT
                                                 --------    --------
Sold...........................................    44,444    $450,481
Redeemed.......................................         0           0
                                                 --------    --------
Net Increase...................................    44,444    $450,481
                                                 ========    ========

3.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period ended March 31, 1999, were as follows:

Purchases:
  U.S. Government..............................  $      0
  Other........................................   425,086
Sales:
  U.S. Government..............................         0
  Other........................................    13,915

     At March 31, 1999, net unrealized depreciation of investments for tax purposes were as follows:

Appreciation...................................  $ 17,088
Depreciation...................................   (25,288)
                                                 --------
Net depreciation on investments................  $ (8,200)
                                                 ========

     At March 31, 1999, the cost of investments for federal income tax purposes was $520,350.

THE AVALON CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

4.   AGREEMENTS
     The Fund has entered into a Management Agreement with Questar Capital Corporation (the "Advisor") to provide investment management services to the Fund. Under the terms of the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, equal to 0.50% of average net asset value of the Fund. For the period ended March 31, 1999, the Advisor voluntarily waived their advisory fees.

     The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 1.45% as applied to the Fund's daily net assets. For the period ended March 31, 1999, the Advisor voluntarily waived their service fees.

     The Fund and the Advisor have entered into an Investment Company Services Agreement (the "ICSA") with Declaration Service Company to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, registrar and recordkeeping services.

     The Fund has entered into a Distribution Agreement with the Advisor to provide distribution services as underwriter/distributor of the Fund.

     First Union National Bank, Philadelphia, PA serves as custodian for the
Fund.

                      THE AVALON CAPITAL APPRECIATION FUND

                               INVESTMENT ADVISOR

                          Questar Capital Corporation
                              1350 Highland Drive
                                    Suite A
                              Ann Arbor, MI 48108

                         ADMINISTRATOR & TRANSFER AGENT

                          Declaration Service Company
                                  P.O. Box 844
                             Conshohocken, PA 19428

                                  DISTRIBUTOR

                          Questar Capital Corporation
                              1350 Highland Drive
                                    Suite A
                              Ann Arbor, MI 48108

                                 CUSTODIAN BANK

                           First Union National Bank
                              1339 Chestnut Street
                             Philadelphia, PA 19107

                            INDEPENDENT ACCOUNTANTS

                        McCurdy & Associates CPA's Inc.
                               27955 Clemens Road
                               Westlake, OH 44145

                               THE AVALON CAPITAL
                               APPRECIATION FUND
                          A SERIES OF THE AVALON FUND
                               OF ANN ARBOR, INC.
                              1350 HIGHLAND DRIVE
                                    SUITE A
                              ANN ARBOR, MI 48108
                                 1-877-228-2566
                      ------------------------------------

                               SEMI ANNUAL REPORT
                      ------------------------------------
                                 MARCH 31, 1999